Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurement

Note 10. Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are classified and disclosed in one of the following categories:

Level 1: Measured using unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2: Measured using quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

Level 3: Measured based on prices or valuation models that required inputs that are both significant to the fair value measurement and less observable from objective sources (i.e., supported by little or no market activity).

Fair value measurements are classified based on the lowest level of input that is significant to the measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, which may affect the valuation of the assets and liabilities and their placement within the fair value hierarchy levels. The determination of the fair values stated below takes into account the market for its financial assets and liabilities, the associated credit risk and other factors as required. The Company considers active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

The following tables present the Company’s fair value hierarchy for those assets and liabilities measured at fair value as of December 31, 2017 and September 30, 2018:

(in thousands)	TOTAL AS OF DECEMBER 31, 2017	LEVEL 1	LEVEL 2	LEVEL 3
Current Assets
Money market funds (a)	$39,124	$39,124	$—	$—

Other current liabilities
Warrant liabilities	$93	$—	$—	$93

(in thousands)	TOTAL AS OF SEPTEMBER 30, 2018	LEVEL 1	LEVEL 2	LEVEL 3
Current Assets
Cash and cash equivalents:
Money market funds	$72,746	$72,746	$—	$—
Commercial paper	2,999	2,999	—	—

Total cash and cash equivalents	$75,745	$75,745	$—	$—

Short-term investments:
U.S. government securities	$32,212	$32,212	$—	$—
Corporate securities	12,156	—	12,156	—
Agency securities	10,928	—	10,928	—

Total short-term investments	$55,296	$32,212	$23,084	$—

Other current liabilities
Warrant liabilities	$1,042	$—	$—	$1,042

(a)	The money market funds noted above are included in cash and cash equivalents.

There were no investments in commercial paper or short-term investments as of December 31, 2017.

The fair value of the Company’s warrant liabilities at inception and for subsequent mark-to-market fair value measurements is based on management’s valuation model and expected methods and timing of settlement. These estimates are prepared using models that consider various inputs including: (a) the Company’s estimated future cash flows, (b) time value, (c) current market conditions, and (d) other relevant economic measures.

The Company has determined that the warrant liabilities’ fair values are Level 3 items within the fair value hierarchy. The following table presents the changes in the warrant liabilities:

(in thousands)
Balance at December 31, 2017	$93
Fair value of Term A Warrants issued under the Loan and Security Agreement	326
Fair value of Term B Warrants issued under the Loan and Security Agreement	686
Change in fair value of warrants	(63)

Balance at September 30, 2018	1,042

There were no transfers between any of the levels of the fair value hierarchy during the nine months ended September 30, 2018.

Note 12. Fair Value Measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are classified and disclosed in one of the following categories:

Level 1: Measured using unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2: Measured using quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Measured based on prices or valuation models that required inputs that are both significant to the fair value measurement and less observable from objective sources (i.e., supported by little or no market activity).

Fair value measurements are classified based on the lowest level of input that is significant to the measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, which may affect the valuation of the assets and liabilities and their placement within the fair value hierarchy levels. The determination of the fair values stated below takes into account the market for its financial assets and liabilities, the associated credit risk and other factors as required. The Company considers active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

The carrying amounts of cash and cash equivalents, grants receivable, and accounts payables approximate their fair values due to the short-term maturities of these instruments.

The fair value of the Company’s warrant liabilities at inception and for subsequent mark-to-market fair value measurements, are based on management’s valuation model and expected methods and timing of settlement. These estimates are prepared using models that consider various inputs including: (a) the Company’s estimated future cash flows, (b) time value, and (c) current market conditions, as well as other relevant economic measures. The Company has determined that the warrant liabilities fair values are Level 3 items within the fair value hierarchy. The following table presents the changes in the warrant liabilities:

(In thousands)
Balance at January 1, 2016	$180
Fair value of Series A warrants expired/exercised	(109)
Changes in fair value of warrants	(24)

Balance at December 31, 2016	47
Changes in fair value of warrants	46

Balance at December 31, 2017	$93